UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fortress Investment Group LLC
Address: 1345 Avenue of the Americas, 46th Flr.
         New York, NY  10105

13F File Number:  28-12421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randal A. Nardone
Title:     Chief Operating Officer
Phone:     212-798-6100

Signature, Place, and Date of Signing:

      /s/  Randal A. Nardone     New York, NY     March 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         13

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $29,313 (thousands)*

List of Other Included Managers:

THIS FILING LISTS A SECURITY HOLDING WHICH WAS NOT REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS WITHDRAWN
ON MARCH 20, 2008.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-12421                      Fortress Investment Group LLC
2    28-12417                      FIG Corp
3    28-12418                      Fortress Operating Entity I LP
4    28-10806                      FIG LLC
5    28-10807                      Drawbridge Global Macro Advisors LLC
6    28-11237                      Drawbridge Special Opportunities Advisors LLC
7    28-11538                      Fortress Fund MM LLC
8    28-11537                      Fortress Fund MM II LLC
9    28-10162                      FIG Advisors LLC
10   28-12420                      RIC Coinvestment Fund GP LLC
11   28-12416                      Fortress Investment Fund GP Holdings LLC
12   28-12512                      Fortress Fund III GP LLC
13   28-12439                      Fortress Operating Entity II LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHWESTERN CORP              COM NEW          668074305    29313   993649 SH  CALL DEFINED 1 2 13         993649        0        0